Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended			10 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Oct. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
FDIC insured amount	$ 250,000		$ 250,000				$ 250,000
FSD insured amonut										$ 800,000	$ 800,000
Cash and restricted cash uninsured
Corporate tax rate			21.00%	21.00%			21.00%	21.00%
Assessable profits percentage									4.00%
Value added tax rate			13.00%	13.00%		13.00%	13.00%	13.00%
General and administrative expenses	19,360	$ 85,231	$ 81,547		$ 165,082		$ 200,351		$ 535,929
Allowance for doubtful accounts							$ 0		$ 0
LPR borrowing rate, percentage							3.00%	3.00%
HONG KONG
Assessable profits percentage			8.25%	8.25%			8.25%	8.25%
Assessable profits, percent			16.50%	16.50%			16.50%	16.50%
Assessable profits, value				$ 2,000,000				$ 2,000,000
Assessable profits				$ 2,000,000				$ 2,000,000
State Administration of Taxation, China [Member]
U.S. federal income tax rate			25.00%	25.00%			25.00%	25.00%
Period of First Installment [Member]
Accounts receivable	1,000,000		$ 1,000,000
Period of Second Installment [Member]
Accounts receivable	1,000,000		1,000,000
Period of Third Installment [Member]
Accounts receivable	$ 1,000,000		$ 1,000,000
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Ownership percentage description			Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%. Both Shanghai Xinsen and Shanghai Huaxin serve as certified second-tier suppliers to branded automobile manufacturers (the “Auto Manufacturers”).	Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%. Both Shanghai Xinsen and Shanghai Huaxin serve as certified second-tier suppliers to branded automobile manufacturers (the “Auto Manufacturers”).			Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%	Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%
Shanghai Xinsen Import and Export Co Ltd [Member] | XingxiuHua [Member]
Ownership percentage							90.00%				90.00%